JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

February 5, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan International Equity Income Fund (the “Fund”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 372 (Amendment No. 373 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A, filed electronically on January 30, 2015.

If you have any questions or comments, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary